Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Details) - USD ($)		Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liabilities	[1]	$ 542,294
Convertible Notes/warrants
Derivative Liability, Fair Value, Gross Liability		236,444	$ 74,855	479,479
Change in Fair Value of Derivatives		145,266	591,044	1,473
Derivative liabilities		1,528,561	1,146,851	480,952
Broker Warrants
Derivative Liability, Fair Value, Gross Liability				85,767
Change in Fair Value of Derivatives		(21,998)	27,915	(5,499)
Derivative liabilities		86,185	108,183	80,268
Total
Derivative Liability, Fair Value, Gross Liability		236,444	74,855	565,246
Change in Fair Value of Derivatives		123,268	618,959	(4,026)
Derivative liabilities		$ 1,614,746	$ 1,255,034	$ 561,220

[1]	See Derivative Liabilities Note